STOCK-BASED COMPENSATION - Stock options (Details) - Employee stock options		12 Months Ended
	Apr. 24, 2001	Dec. 31, 2023 CAD ($) Options $ / shares shares	Dec. 31, 2022 CAD ($) Options $ / shares	Dec. 31, 2021 shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)		5.00%
Number of common shares reserved for issuance | shares				38,700,000
Vesting period		3 years
Number of stock options
Outstanding, beginning of year | Options		4,976,636	4,482,941
Granted during the year | Options		873,950	1,643,801
Exercised during the year | Options		(940,921)	(944,989)
Forfeited during the year | Options		(240,603)	(205,117)
Expired during the year | Options		(22,650)
Outstanding, end of year | Options		4,646,412	4,976,636
Options exercisable, end of year | Options		2,950,555	2,706,334
Weighted average exercise price
Options outstanding, beginning of year | $ / shares		$ 75.04	$ 74.43
Granted during the year | $ / shares		70.36	67.10
Exercised during the year | $ / shares		57.68	57.68
Forfeited during the year | $ / shares		78.03	78.08
Expired during the year | $ / shares		71.95
Options outstanding, end of year | $ / shares		77.54	75.04
Options exercisable, end of year | $ / shares		80.18	73.76
Average share price of common shares | $ / shares		$ 68.94	$ 64.87
Weighted average grant date fair value of stock options granted | $		$ 17.00	$ 11.09
Maximum
Share based compensation
Option term (expiration period)	5 years
Subsequent events
Share based compensation
Number of stock options vested within 30 days of grant date | shares		255,350
Vesting period		3 years
Number of stock options
Granted during the year | Options		1,021,400